Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On February 8, 2021, the Sponsor paid an aggregate of $25,000 to cover certain expenses on behalf of the Company in exchange for the issuance of 7,187,500 Class B ordinary shares (the “Founder Shares”). In July 2021, the Sponsor surrendered 1,437,500 Class B ordinary shares for no consideration, resulting in an aggregate of 5,750,000 Class B ordinary shares outstanding (see Note 7). The Founder Shares included an aggregate of up to 750,000 Class B ordinary shares subject to repurchase by the Sponsor to the extent that the underwriter’s Over-Allotment Option was not exercised in full or in part, so that the holders of the Founder Shares will own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. On January 18, 2022, in connection with the partial exercise of the underwriter’s Over-Allotment Option, the Sponsor irrevocably surrendered to the Company for cancellation and for no consideration 125,000 Class B ordinary shares resulting in 5,625,000 Class B ordinary shares outstanding. On June 15, 2023, the Sponsor converted 3,375,000 of its Class B ordinary shares into 3,375,000 non-public Class A ordinary shares, which Class A shares have no redemption rights.

The Sponsor, the directors and the executive officers have agreed not to transfer, assign or sell their Founder Shares until the earliest of (x) with respect to one-half of such shares, until consummation of an initial Business Combination, (y) with respect to one-fourth of such shares, until the closing price of the Company’s Class A ordinary shares equals or exceeds $12.00 (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within a 30-trading day period following the consummation of an initial Business Combination (the “Requisite Trading Period”) and (z) with respect to one-fourth of such shares, until the closing price of the Company’s Class A ordinary shares equals or exceeds $14.00 (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and other similar transactions) for the Requisite Trading Period. Any permitted transferees will be subject to the same restrictions and other agreements of the Sponsor with respect to any Founder Shares. The Anchor Investors have agreed not to transfer, assign or sell any of their Founder Shares until the earliest of (A) one year after the completion of an initial Business Combination and (B) subsequent to the completion of an initial Business Combination, (x) if the closing price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period following the consummation of an initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property. Additionally, the holders of the Founder Shares have agreed that the Founder Shares will not be transferred, assigned or sold until one year after the date of the consummation of an initial Business Combination provided that, such holders shall be permitted to transfer such Founder Shares if, subsequent to an initial Business Combination, (i) the last sales price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for stock share subdivisions, share capitalizations, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (ii) the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

The Anchor Investors purchased a total of 19,800,000 units and 3,000,000 Private Placement Warrants in the Initial Public Offering at the offering price of $10.00 per unit. Each such Anchor Investor entered into a separate agreement with the Company to purchase up to 225,000 Founder Shares at the original Founder Share purchase price of approximately $0.003 per share, or 2,250,000 Founder Shares in the aggregate. These Founder Shares were forfeited by the Sponsor back to the Company and subsequently reissued to the Anchor Investors.

The Company estimated the fair value of the Founder Shares attributable to the Anchor Investors to be $13,612,500 or $6.05 per share. The excess of the fair value of the Founder Shares sold over the purchase price of $6,750 (or $0.003 per share) was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, the offering cost was allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to warrants were charged to shareholders’ deficit. Offering costs allocated to the Public Shares were charged to temporary equity upon the completion of the Initial Public Offering. See Note 1 for more information on the effect of the Non-Redemption Agreements on the Company’s Founder Shares.

Promissory Note — Related Party

On May 19, 2023, the Sponsor provided a $200,000 advance (“Advance”) to the Company. On September 15, 2023, the Company issued an unsecured promissory note (the “Note”) with the Sponsor of up to $500,000 in the aggregate for costs and expenses reasonably related to the Company’s working capital needs prior to the consummation of the Business Combination and the Advance was converted into the first proceeds on the Note. This note was subsequently amended for a principal balance of $600,000 in November 2023, with an additional $85,000 in April 2024, and an additional $26,000 in May 2024. The Note is non-interest bearing and is due the earlier of the consummation of a business combination or the date of liquidation. At any time, at the option of the Sponsor, the Sponsor may elect to convert all or any portion of the unpaid principal balance of this Note into warrants, at a price of $1.00 per warrant. As of June 30, 2024 and December 31, 2023, the balance under the Note was $711,000 and $600,000. As of June 30, 2024 and December 31, 2023, the Sponsor did not elect to convert any of the principal to warrants.

Due to Sponsor

Due to Sponsor consists of advances from the Sponsor to pay for offering costs and formation costs on behalf of the Company, are payable on demand and are non-interest bearing. As of June 30, 2024 and December 31, 2023, there was $2,284 due to Sponsor.

Due to Related Party

Due to Related Party consists of advances from a related party to pay for offering costs and formation costs on behalf of the Company, are payable on demand and are non-interest bearing. As of June 30, 2024 and December 31, 2023, there was $200,000 and $0 due to related party.

Administrative Services Agreement

The Company entered into an agreement, commencing on the effective date of the Initial Public Offering, to pay an affiliate of the Sponsor a total of up to $10,000 per month for office space, administrative and support services. On April 8, 2022, the Company entered into Amendment no. 1 to the administrative services agreement with the Sponsor, pursuant to which the payment for office space and certain administrative and support services was reduced from up to $10,000 per month to up to $1,000 per month. Upon the completion of an initial Business Combination, the Company will cease paying these monthly fees.

For the three and six months ended June 30, 2024, the Company incurred $3,000 and $6,000 in administrative services agreement expenses, respectively. For the three and six months ended June 30, 2023, the Company incurred $2,600 and $5,200, respectively. These amounts are included within formation and operation costs on the accompanying statements of operations. As of June 30, 2024 and December 31, 2023, the Company incurred $61,516 and $55,516 in administrative services expenses which are included in Accrued expenses — related party in the accompanying balance sheet.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. If the Company completes an initial Business Combination, the Company may repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such loans may be repaid only out of funds held outside the Trust Account. In the event that an initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $1,500,000 of such loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. As of June 30, 2024 and December 31, 2023, no amount was outstanding under related party loans.

Advisory Services Agreement — Related Party

In April 2024, the Company entered into an advisory services agreement (“Advisory Agreement”) with Rowdeston Capital Corp. (“Rowdeston”), an entity owned by Thomas J. Loch, its Managing Director and Chief Executive Officer, to provide financial advisory services to the Company. Mr. Thomas Loch is the father of Aston Loch, the Company’s Chief Operating Officer and Secretary and a control person of the Sponsor. The Advisory Agreement provides for a one-time engagement fee of $25,000 upon signing of the Advisory Agreement, an additional consulting fee on an on-going, hourly basis, and a potential additional payment if the Business Combination is consummated, payable at the sole discretion of SPAC. The Advisory Agreement will terminate six months from date of the Advisory Agreement. For the three and six months ended June 30, 2024, the Company has incurred fees under the Advisory Agreement of $145,500. As of June 30, 2024, the $145,500 remains outstanding and is included in accounts payable in the accompanying balance sheet.

Non-Redemption Agreement

On March 14, 2024, the Company and the Sponsor entered into Non-Redemption Agreements with the Investors in exchange for each such third party or third parties agreeing not to redeem the Non-Redeemed Shares at the Adjourned Meeting. In exchange for the foregoing commitments not to redeem such Non-Redeemed Shares, the Company and the Sponsor agreed, among other items, that the Sponsor will assign an economic interest in certain of its Founder Shares to the Investor at the rate of 3 Founder Shares for each 10 Non-Redeemed Shares. See Note 1 for information on the effect of the Non-Redemption Agreements on the Company’s Founder Shares.

The Non-Redemption Agreements are expected to increase the likelihood that the Extension Proposal is approved by the Company’s shareholders, and increase the amount of funds that remain in the Trust Account following the Adjourned Meeting, relative to the amount of funds that would be expected to be remaining in the Trust Account following the Adjourned Meeting had the Non-Redemption Agreements not been entered into and the shares subject to such agreements had been redeemed.

Investor Letter Agreement

Concurrently with the execution of the Merger Agreement, the Company and Sponsor entered into letter agreements with certain qualified institutional buyers or institutional accredited investors (the “Anchor Investors”) and certain unaffiliated third-party investors (the “NRA Investors” and together with the Anchor Investors, collectively, the “Investors”) (collectively, the “Investor Letter Agreements”), pursuant to which such each Investor has agreed to, among other things, (a) be bound by certain voting, lock-up and transfer restrictions set forth in the A&R Sponsor Letter Agreement, (b) with respect to each NRA Investor, other than the Swiftmerge Ordinary Shares retained by such

NRA Investor pursuant to such Investor Letter Agreement, irrevocably surrender to the Company all of the Swiftmerge Ordinary Shares acquired by such NRA Investor pursuant to the terms set forth in the Non-Redemption Agreement and Assignment of Economic Interest, dated as of March 14, 2024, by and among the Company, Sponsor and such NRA Investor, and each of the Swiftmerge Private Warrants held by such NRA Investor, with no shares of Surviving PubCo Class A Common Stock being issued in respect thereof, and (c) with respect to each Anchor Investor, other than the Swiftmerge Ordinary Shares retained by such Anchor Investor pursuant to such Investor Letter Agreement, irrevocably surrender to the Company all of the Swiftmerge Ordinary Shares acquired by such Anchor Investor pursuant to the terms of the Securities Subscription Agreement, dated as of December 14, 2021, by and between the Company and such Anchor Investor, and each of each of the Swiftmerge Private Warrants held by such Anchor Investor, with no shares of Surviving PubCo Class A Common Stock being issued in respect thereof.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On February 8, 2021, the Sponsor paid an aggregate of $25,000 to cover certain expenses on behalf of the Company in exchange for the issuance of 7,187,500 Class B ordinary shares (the “Founder Shares”). In July 2021, the Sponsor surrendered 1,437,500 Class B ordinary shares for no consideration, resulting in an aggregate of 5,750,000 Class B ordinary shares outstanding (see Note 7). The Founder Shares included an aggregate of up to 750,000 Class B ordinary shares subject to repurchase by the Sponsor to the extent that the underwriter’s Over-Allotment Option was not exercised in full or in part, so that the holders of the Founder Shares will own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. On January 18, 2022, in connection with the partial exercise of the underwriter’s Over-Allotment Option, the Sponsor irrevocably surrendered to the Company for cancellation and for no consideration 125,000 Class B ordinary shares resulting in 5,625,000 Class B ordinary shares outstanding. On June 15, 2023, the Sponsor converted 3,375,000 of its Class B ordinary shares into 3,375,000 non-public Class A ordinary shares, which Class A shares have no redemption rights.

The Sponsor, the directors and the executive officers have agreed not to transfer, assign or sell their Founder Shares until the earliest of (x) with respect to one-half of such shares, until consummation of an initial Business Combination, (y) with respect to one-fourth of such shares, until the closing price of the Company’s Class A ordinary shares equals or exceeds $12.00 (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within a 30-trading day period following the consummation of an initial Business Combination (the “Requisite Trading Period”) and (z) with respect to one-fourth of such shares, until the closing price of the Company’s Class A ordinary shares equals or exceeds $14.00 (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and other similar transactions) for the Requisite Trading Period. Any permitted transferees will be subject to the same restrictions and other agreements of the Sponsor with respect to any Founder Shares. The Anchor Investors have agreed not to transfer, assign or sell any of their Founder Shares until the earliest of (A) one year after the completion of an initial Business Combination and (B) subsequent to the completion of an initial Business Combination, (x) if the closing price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period following the consummation of an initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property. Additionally, the holders of the Founder Shares have agreed that the Founder Shares will not be transferred, assigned or sold until one year after the date of the consummation of an initial Business Combination provided that, such holders shall be permitted to transfer such Founder Shares if, subsequent to an initial Business Combination, (i) the last sales price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for stock share subdivisions, share capitalizations, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (ii) the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

The Anchor Investors purchased a total of 19,800,000 units and 3,000,000 Private Placement Warrants in the Initial Public Offering at the offering price of $10.00 per unit. Each such Anchor Investor entered into a separate agreement with the Company to purchase up to 225,000 Founder Shares at the original Founder Share purchase price of approximately $0.003 per share, or 2,250,000 Founder Shares in the aggregate. These Founder Shares were forfeited by the Sponsor back to the Company and subsequently reissued to the Anchor Investors.

The Company estimated the fair value of the Founder Shares attributable to the Anchor Investors to be $13,612,500 or $6.05 per share. The excess of the fair value of the Founder Shares sold over the purchase price of $6,750 (or $0.003 per share) was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, the offering cost was allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to warrants were charged to shareholders’ deficit. Offering costs allocated to the Public Shares were charged to temporary equity upon the completion of the Initial Public Offering.

Promissory Note — Related Party

On May 19, 2023, the Sponsor provided a $200,000 advance (“Advance”) to the Company. On September 15, 2023, the Company issued an unsecured promissory note (the “Note”) with the Sponsor of up to $500,000 in the aggregate for costs and expenses reasonably related to the Company’s working capital needs prior to the consummation of the Business Combination and the Advance was converted into the first proceeds on the Note. The Note is non-interest bearing and is due the earlier of the consummation of a business combination or the date of liquidation. The Sponsor may elect to convert all or any portion of the unpaid principal balance of this Note into warrants, at a price of $1.00 per warrant. As of December 31, 2023, the balance under the Note was $600,000. As of December 31, 2023, the Sponsor did not elect to convert any of the principal to warrants. There were no amounts outstanding in 2022.

Due to Sponsor

Due to Sponsor consists of advances from the Sponsor to pay for offering costs and formation costs on behalf of the Company, are payable on demand and are non-interest bearing. As of December 31, 2023 and 2022, there was $2,284 due to Sponsor.

Administrative Services Agreement

The Company entered into an agreement, commencing on the effective date of the Initial Public Offering, to pay an affiliate of the Sponsor a total of up to $10,000 per month for office space, administrative and support services. On April 8, 2022, the Company entered into Amendment no. 1 to the administrative services agreement with the Sponsor, pursuant to which the payment for office space and certain administrative and support services was reduced from up to $10,000 per month to up to $1,000 per month. Upon the completion of an initial Business Combination, the Company will cease paying these monthly fees.

The Company incurred $12,000 and $43,516 in administrative services agreement expenses during the years ended December 31, 2023 and 2022, respectively and these amounts are included within formation and operation costs on the accompanying statements of operations. As of December 31, 2023 and 2022, the Company has $55,516 and $43,516 in administrative services expenses which are included in accrued expenses — related party in the accompanying balance sheet.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. If the Company completes an initial Business Combination, the Company may repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such loans may be repaid only out of funds held outside the Trust Account. In the event that an initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $1,500,000 of such loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. As of December 31, 2023 and 2022, there was $0 outstanding on related party loans.